Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 29, 2011	Jun. 30, 2010
Consolidated Balance Sheets
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	82,938,493	101,571,588
Treasury stock, shares	93,308,156	74,675,061